SHARE-BASED COMPENSATION ARRANGEMENTS (Details 4) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income	$ 67,000	$ 42,818	$ 14,490	$ 15,809
Selling and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income		7,094	4,515	1,257
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income		3,474	555	452
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in the statement of operation and other comprehensive income		$ 32,250	$ 9,420	$ 14,100